Stockholders' Equity (Deficit), Common Stock (Details) $ in Millions	1 Months Ended
	May 31, 2017 USD ($) shares	Dec. 31, 2017 shares	Jul. 31, 2017 shares	Dec. 31, 2016 shares
Stockholders' Equity (Deficit) [Abstract]
Common stock, shares authorized (in shares)		100,000,000		100,000,000
Common stock, shares issued (in shares)		66,541,629		0
Common stock, shares outstanding (in shares)		66,541,629		0
Stock split ratio	0.3914
Preferred stock, shares authorized (in shares)	40,000,000		10,000,000
Minimum threshold for gross proceeds from IPO required under Charter Amendment | $	$ 50.0